Employees' Retirement Benefits (Amounts Recognized as Accumulated Other Comprehensive Loss (Income)) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Pension Plans, Defined Benefit [Member]
Net actuarial loss		¥ 351,345		¥ 314,466
Transition obligation		1,112		1,281
Prior service cost(*)		(42,312)	[1]	(64,454)	[1]
Total		310,145		251,293
NTT CDBP [Member]
Net actuarial loss	(17,232)	191,578		123,579
Prior service cost(*)		(8,867)	[2]	(13,393)	[2]
Total		¥ 182,711		¥ 110,186

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.